Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares	4,108,006	5,748,503
Granted (in shares) | shares	1,335,514	786,510
Exercised (in shares) | shares	0	36,634
Expired (in shares) | shares	(544,085)	(2,383,140)
Forfeited (in shares) | shares	(620,152)	(7,233)
Options outstanding, ending (in shares) | shares	4,279,283	4,108,006
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share)	$ 68.46	$ 88.60
Granted (in CAD per share)	9.53	11.56
Exercised (in CAD per share)	0	5.70
Expired (in CAD per share)	30.75	99.07
Forfeited (in CAD per share)	73.19	134.64
Options outstanding, ending (in CAD per share)	$ 53.97	68.46
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in CAD per share)		$ 14.88